Summary of significant accounting policies (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended					6 Months Ended	12 Months Ended
	Nov. 24, 2021 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 SGD ($) shares	Oct. 31, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 SGD ($) shares	Jul. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Cash and cash equivalents		$ 837,292		$ 265,852				$ 143,024		$ 193,546	$ 189,996
Assets held in trust				86,972,255						86,472,912
Dividends on marketable securities held in trust				499,343						222,912
Federal depository insurance coverage				250,000						250,000
Deferred offering costs	$ 3,018,750						247,920
Deferred underwriting commissions				3,018,750						3,018,750
Other deferred costs, net	649,588
Purchase option fair value	$ 483,477
Dividends on marketable securities held in trust				$ 722,255						222,912
Allowance for doubtful accounts		234,827						197,438			80,799	$ 37,898
Allowance								0			0
Impairment of property and equipment					$ 0			0			0
Impairment of long-lived assets					0			167,787
Forward purchase receivables		$ 21,892,527						21,892,527
Forward Contract Indexed to Equity, Settlement, Share, Fair Value Per Share | $ / shares		$ 2.50
Purchase liability		$ 20,853,545						20,321,053
Employee expenses		$ 137,791			136,159			$ 505,591			574,535
Income tax likelihood description		greater than 50% likely of being realized on examination	greater than 50% likely of being realized on examination					greater than 50% likely of being realized on examination	greater than 50% likely of being realized on examination
Other receivables allowance for doubtful account								$ 2,209,825
Other receivables allowance for doubtful account
Impairment of intangible assets								167,787			0
Impairment loss on goodwill								971,229
Advertising cost								21,795			270,361
Research and Development cost					$ 2,946			$ 17,209			$ 129,265
Convertible Debt Securities [Member]
Subsidiary, Sale of Stock [Line Items]
Antidilutive shares | shares		1,411,725	1,411,725		4,458,625			1,411,725	1,411,725		4,458,625
Central Provident Fund [Member]
Subsidiary, Sale of Stock [Line Items]
Employee plan description		17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase	17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase					17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase	17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase
Skill Development Levy [Member]
Subsidiary, Sale of Stock [Line Items]
Employee plan description		up to 0.25% based on employee’s monthly salary capped $	up to 0.25% based on employee’s monthly salary capped $					up to 0.25% based on employee’s monthly salary capped $8.3 (SGD 11.25)	up to 0.25% based on employee’s monthly salary capped $8.3 (SGD 11.25)
Monthly salary		$ 8,300,000	$ 11,250					$ 8,300,000	$ 11,250
Social Insurance Fund [Member]
Subsidiary, Sale of Stock [Line Items]
Employee plan description		20% based on employee’s monthly salary	20% based on employee’s monthly salary					20% based on employee’s monthly salary	20% based on employee’s monthly salary
Trade union fee		2.00%						2.00%
Redeemable Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Split ratio				78						71
Nonredeemable Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Split percentage				22						29
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred offering costs				$ 5,876,815						$ 5,876,815
Underwriting fee				1,725,000						1,725,000
Deferred underwriting commissions				3,018,750						3,018,750
Other deferred costs, net				649,588						649,588
Purchase option fair value				$ 483,477						$ 483,477